Off Balance sheet commitments and lease contracts - Off balance sheet commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	$ 39,544	$ 41,848	$ 42,950
Current portion of non-current debt obligations net of hedging instruments	4,646	4,614	4,518
Finance lease obligations	1,156	319	336
Asset retirement obligations	12,240	12,665	13,314
Contractual obligations recorded in the balance sheet	57,586	59,446	61,118
Operating lease obligations	6,441	6,478	5,973
Purchase obligations	86,366	105,208	123,968
Contractual obligations not recorded in the balance sheet	92,807	111,686	129,941
Total of contractual obligations	150,393	171,132	191,059
Other commitments given	43,391	26,365	25,867
Mortgages and liens received	89	77	359
Sales obligations	67,014	82,756	72,278
Other commitments received	7,398	6,799	7,158
Total of commitments received	74,501	89,632	79,795
Commitments given relating to joint ventures	36,847	48,257	46,178
Commitments given relating to associates	20,629	21,959
Non-current finance lease obligations	1,117	311	295
Current portion of finance lease obligations	39	8	41
Not later than one year
Off Balance sheet commitments and lease contracts
Current portion of non-current debt obligations net of hedging instruments	4,646	4,614	4,518
Finance lease obligations	39	8	41
Asset retirement obligations	485	685	707
Contractual obligations recorded in the balance sheet	5,170	5,307	5,266
Operating lease obligations	1,401	1,582	1,430
Purchase obligations	8,605	10,898	14,728
Contractual obligations not recorded in the balance sheet	10,006	12,480	16,158
Total of contractual obligations	15,176	17,787	21,424
Other commitments given	7,505	5,774	10,103
Mortgages and liens received	23	20	23
Sales obligations	6,263	7,331	7,889
Other commitments received	3,549	3,133	2,602
Total of commitments received	9,835	10,484	10,514
Commitments given relating to joint ventures	160	61	544
Commitments given relating to associates	580	603
Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	19,540	18,449	19,448
Finance lease obligations	261	103	81
Asset retirement obligations	2,165	2,269	2,117
Contractual obligations recorded in the balance sheet	21,966	20,821	21,646
Operating lease obligations	2,886	2,953	2,825
Purchase obligations	23,917	20,570	24,612
Contractual obligations not recorded in the balance sheet	26,803	23,523	27,437
Total of contractual obligations	48,769	44,344	49,083
Other commitments given	11,813	1,595	1,423
Mortgages and liens received	26	19	7
Sales obligations	21,513	21,356	24,589
Other commitments received	1,111	1,124	1,601
Total of commitments received	22,650	22,499	26,197
Commitments given relating to joint ventures	12,225	3,211	2,925
Commitments given relating to associates	5,991	3,265
More than 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	20,004	23,399	23,502
Finance lease obligations	856	208	214
Asset retirement obligations	9,590	9,711	10,490
Contractual obligations recorded in the balance sheet	30,450	33,318	34,206
Operating lease obligations	2,153	1,943	1,718
Purchase obligations	53,844	73,740	84,628
Contractual obligations not recorded in the balance sheet	55,998	75,683	86,346
Total of contractual obligations	86,448	109,001	120,552
Other commitments given	24,073	18,996	14,341
Mortgages and liens received	40	38	329
Sales obligations	39,238	54,069	39,800
Other commitments received	2,738	2,542	2,955
Total of commitments received	42,016	56,649	43,084
Commitments given relating to joint ventures	24,462	44,985	42,709
Commitments given relating to associates	14,058	18,091
Guarantees given for excise taxes
Off Balance sheet commitments and lease contracts
Other commitments given	2,073	1,887	2,982
Guarantees given for excise taxes | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	1,938	1,740	2,604
Guarantees given for excise taxes | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	29	58	57
Guarantees given for excise taxes | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	106	89	321
Guarantees given against borrowings
Off Balance sheet commitments and lease contracts
Other commitments given	16,080	14,666	12,872
Guarantees given against borrowings | Yemen LNG Company Limited
Off Balance sheet commitments and lease contracts
Other commitments given	551	551
Guarantees given against borrowings | Ichthys LNG PTY Limited
Off Balance sheet commitments and lease contracts
Other commitments given	8,500	7,800
Guarantees given against borrowings | Yamal LNG
Off Balance sheet commitments and lease contracts
Other commitments given	4,038	3,147
Guarantees given against borrowings | Total Refining & Chemicals Saudi Arabia S.A.S.
Off Balance sheet commitments and lease contracts
Other commitments given	1,462	1,230
Guarantees given against borrowings | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	411	215	3,553
Guarantees given against borrowings | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	10,607	664	547
Guarantees given against borrowings | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	5,062	13,787	8,772
Indemnities related to sales of businesses
Off Balance sheet commitments and lease contracts
Other commitments given	341	375	371
Indemnities related to sales of businesses | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	120	158	109
Indemnities related to sales of businesses | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	61	59	103
Indemnities related to sales of businesses | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	160	158	159
Guarantees of current liabilities
Off Balance sheet commitments and lease contracts
Other commitments given	321	391	501
Guarantees of current liabilities | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	91	89	102
Guarantees of current liabilities | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	109	99	229
Guarantees of current liabilities | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	121	203	170
Guarantees to customers / suppliers
Off Balance sheet commitments and lease contracts
Other commitments given	4,180	3,997	4,405
Guarantees to customers / suppliers | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	1,100	1,038	1,364
Guarantees to customers / suppliers | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	268	225	194
Guarantees to customers / suppliers | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	2,812	2,734	2,847
Letters of credit
Off Balance sheet commitments and lease contracts
Other commitments given	2,965	1,457	1,081
Letters of credit | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	2,680	1,215	785
Letters of credit | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	102	81	45
Letters of credit | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	183	161	251
Other operating commitments
Off Balance sheet commitments and lease contracts
Other commitments given	17,431	3,592	3,655
Other operating commitments | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	1,165	1,319	1,586
Other operating commitments | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	637	409	248
Other operating commitments | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	$ 15,629	$ 1,864	$ 1,821